Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Unrecognized Tax Benefits [Abstract]
Balance at beginning of year	$ 2,639,258	$ 2,573,830	$ 2,475,474
Increase related to current year tax positions	12,632	134,275	293,960
Settlement
Foreign exchange translation effect	105,040	(68,847)	(195,604)
Balance at end of year	$ 2,756,930	$ 2,639,258	$ 2,573,830